Shareholder Report, Holdings (Details)	May 31, 2025
C000258641 [Member] | Victory Capital Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000258641 [Member] | Hamilton Lane, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000258641 [Member] | Houlihan Lokey, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000258641 [Member] | Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000258641 [Member] | Colliers International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000258641 [Member] | OneMain Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000258641 [Member] | FirstService Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000258641 [Member] | RLI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000258641 [Member] | ePlus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000258641 [Member] | Addus HomeCare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000258641 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000258641 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000258641 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000258641 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000258641 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000258641 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000258641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000258641 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000258641 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258641 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000258641 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000258642 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000258642 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000258642 [Member] | Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000258642 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000258642 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000258642 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000258642 [Member] | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000258642 [Member] | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000258642 [Member] | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000258642 [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000258642 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000258642 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000258642 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000258642 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000258642 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258642 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000258642 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000258642 [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000258642 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000236355 [Member] | Victory Capital Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236355 [Member] | Houlihan Lokey, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236355 [Member] | Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236355 [Member] | Fortinet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236355 [Member] | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236355 [Member] | HCA Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236355 [Member] | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236355 [Member] | Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236355 [Member] | CBIZ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236355 [Member] | Cintas Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236355 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000236355 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000236355 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000236355 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000236355 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000236355 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236355 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000236355 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%